Derivative Instruments (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Sep. 17, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of fair value of derivatives assumptions and methodology
Implied fair value of Company's common stock		$ 8.60
Volatility (closing prices of 3-4 comparable public companies, including the Company's historical volatility)	109.00%	80.00%	112.00%	109.00%
Exercise price		$ 1.60
Estimated life		1 year 9 months 29 days	1 year 9 months
Risk free interest rate (based on 1-year treasury rate)	0.23%	0.40%	0.25%	0.25%
Minimum [Member]
Summary of fair value of derivatives assumptions and methodology
Implied fair value of Company's common stock		$ 0.83	$ 2.75	$ 2.75
Volatility (closing prices of 3-4 comparable public companies, including the Company's historical volatility)		80.00%	56.78%	56.78%
Exercise price		$ 0.00	$ 0.95	$ 0.95
Estimated life		1 year 3 months		1 year 6 months
Risk free interest rate (based on 1-year treasury rate)		0.0266%	0.0266%	0.06%
Maximum [Member]
Summary of fair value of derivatives assumptions and methodology
Implied fair value of Company's common stock		$ 36.00	$ 40.00	$ 40.00
Volatility (closing prices of 3-4 comparable public companies, including the Company's historical volatility)		112.00%	112.00%	112.00%
Exercise price		$ 5.00	$ 10.00	$ 10.00
Estimated life				4 years
Risk free interest rate (based on 1-year treasury rate)		0.12%	0.12%	0.12%